Concentration of credit risk (Details)	Dec. 31, 2022	Dec. 31, 2021
Risk Management
Largest borrower	0.90%	0.70%
10 largest borrowers	6.40%	6.00%
20 largest borrowers	9.40%	9.20%
50 largest borrowers	13.50%	14.00%
100 largest borrowers	16.60%	17.80%